Document and Entity Information	Aug. 05, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 05, 2022
Entity Registrant Name	D-Wave Quantum Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41468
Entity Tax Identification Number	84-1068854
Entity Address, Address Line One	3033 Beta Avenue
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5G 4M9
City Area Code	604
Local Phone Number	630-1428
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of D-Wave Quantum, Inc., a Delaware corporation (“D-Wave Quantum”), filed on August 10, 2022, as amended (the “Original Report”), in which D-Wave Quantum reported, among other events, the completion of the Transaction (as defined in the Original Report).This Amendment No. 1 is being filed in order to include (1) the condensed consolidated financial statements of D-Wave Systems Inc., a British Columbia company (“D-Wave Systems”), as of June 30, 2022 and December 31, 2021 and for the three and six months ended June 30, 2022 and 2021, (2) Management’s Discussion and Analysis of Financial Condition and Results of Operations of D-Wave Systems for the three and six months ended June 30, 2022 and 2021, (3) the D-Wave Quantum financial statements as of June 30, 2022 and for the six months ended June 30, 2022, (4) Management’s Discussion and Analysis of Financial Condition and Results of Operations of D-Wave Quantum for the six months ended June 30, 2022, (5) DPCM Capital, Inc., a Delaware corporation (“DPCM financial statements as of June 30, 2022 and December 31, 2021 and for the three and six months ended June 30, 2022 and 2021, (6) Management’s Discussion and Analysis of Financial Condition and Results of Operations of DPCM for the three and six months ended June 30, 2022 and 2021, and (7) the unaudited pro forma condensed combined financial information of D-Wave Quantum as of and for the six months ended June 30, 2022.This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at D-Wave Quantum or its subsidiaries, including D-Wave Systems, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Entity Central Index Key	0001907982
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	QBTS
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for 1.4541326 shares of common stock at an exercise price of $11.50
Trading Symbol	QBTS.WS
Security Exchange Name	NYSE